Cash and Cash Equivalents to Restricted Cash - Summary of Restricted Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Deposit restricted for governmental project and others	₩ 28,414	₩ 21,290